Business Segments (Narrative) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Operating profit (loss)	¥ 716.2	¥ 813.4
Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	Nearly 1,200 offices
Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	¥ (84.2)	(61.3)
Modification Impact [Member] | Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		16.4
Modification Impact [Member] | Global Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		(1.3)
Modification Impact [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		0.7
Modification Impact [Member] | Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		¥ 0.5